UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Investors Cash Trust-Treasury Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 91.8%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.003% *, 1/8/2015	100,000,000	99,999,951
0.005% *, 1/8/2015	180,000,000	179,999,825
0.006% *, 1/8/2015	50,000,000	50,000,000
0.01% *, 1/2/2015	342,000,000	341,999,905
0.015% *, 1/29/2015	200,000,000	199,997,667
0.021% *, 1/15/2015	8,430,000	8,429,931
U.S. Treasury Notes:
0.085% **, 1/31/2016	275,000,000	274,972,876
0.25%, 1/15/2015	295,000,000	295,025,645
0.25%, 1/31/2015	91,000,000	91,015,917
0.25%, 2/15/2015	72,000,000	72,020,574
0.25%, 2/28/2015	270,000,000	270,092,256
0.25%, 5/15/2015	85,000,000	85,053,930
0.25%, 5/31/2015	100,000,000	100,073,348
0.375%, 3/15/2015	308,000,000	308,200,856
0.375%, 4/15/2015	60,000,000	60,051,862
2.25%, 1/31/2015	90,000,000	90,163,047
2.375%, 2/28/2015	175,000,000	175,650,241
2.5%, 3/31/2015	60,000,000	60,355,444
2.5%, 4/30/2015	190,000,000	191,511,251
4.0%, 2/15/2015	275,000,000	276,328,062

		3,230,942,588

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,230,942,588) †	91.8	3,230,942,588
Other Assets and Liabilities, Net	8.2	287,210,619

Net Assets	100.0	3,518,153,207

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

†	The cost for federal income tax purposes was $3,230,942,588.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (a)	$—	$3,230,942,588	$—	$3,230,942,588

Total	$—	$3,230,942,588	$—	$3,230,942,588

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Portfolio, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015